Share-Based Payments (Details) - Schedule of equity incentive award activity - LongTerm Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payments (Details) - Schedule of equity incentive award activity [Line Items]
Nonvested, Shares	485,033	689,430
Nonvested, Weighted Average Fair Value	$ 18.33	$ 17.64
Granted, Shares	142,029	131,216
Granted, Weighted Average Fair Value	$ 18.33	$ 19.17
Vested, Shares	(310,867)	(224,086)
Vested, Weighted Average Fair Value	$ 17.37	$ 17.61
Forfeited, Shares	(26,075)	(111,527)
Forfeited, Weighted Average Fair Value	$ 19.21	$ 16.50
Nonvested, Shares	290,120	485,033
Nonvested, Weighted Average Fair Value	$ 19.33	$ 18.33